Supplement to the Statement of Additional Information

                           John Hancock Balanced Fund
                          John Hancock Core Equity Fund
                        John Hancock Mid Cap Growth Fund
                         John Hancock International Fund
                        John Hancock Focused Equity Fund
                         John Hancock Growth Trends Fund
                       John Hancock Large Cap Equity Fund
                       John Hancock Large Cap Growth Fund
                      John Hancock Large Cap Spectrum Fund
                       John Hancock Multi Cap Growth Fund
                      John Hancock Sovereign Investors Fund
                            John Hancock Global Fund
                        John Hancock European Equity Fund
                    John Hancock Pacific Basin Equities Fund
                         John Hancock Biotechnology Fund
                        John Hancock Health Sciences Fund
                          John Hancock Real Estate Fund
                         John Hancock Regional Bank Fund

The "TRANSFER AGENT SERVICES" section has been deleted and replaced with the following:

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values.
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              Supplement to the Statement of Additional Information


                      John Hancock Consumer Industries Fund
                        John Hancock Communications Fund
                John Hancock International Small Cap Growth Fund
                       John Hancock Fundamental Value Fund
                       John Hancock Strategic Growth Fund
                   John Hancock Focused Small Cap Growth Fund


The "TRANSFER AGENT SERVICES" section has been deleted and replaced with the following:

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values.